Shareholder Fees {- Fidelity® Municipal Income 2023 Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Defined Maturity Funds Retail Combo PRO-09 | Fidelity® Municipal Income 2023 Fund
Shareholder Fees:
(fees paid directly from your investment)	none